Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenues	$ 2,698,229	$ 2,807,909	$ 3,396,000
Cost of revenues	(2,283,233)	(2,177,443)	(2,057,252)
Gross profit	414,996	630,466	1,338,748
Operating expenses
Selling and marketing expenses	(325,075)	(4,396)	(28,376)
General and administrative expenses	(1,655,004)	(1,930,439)	(439,548)
Total operating expenses	(1,980,079)	(1,934,835)	(467,924)
Operating (loss) income	(1,565,083)	(1,304,369)	870,824
Other (expenses) income, net
Other income		182	9,900
Gain on life insurance contract			8,318
Government grants	640	23,522	57,990
Interest income	1,942	1,851	10
Interest expense	(17,697)	(8,847)	(30,121)
Total other (expenses) income, net	(15,115)	16,708	46,097
(Loss) Income before taxes	(1,580,198)	(1,287,661)	916,921
Provision for income taxes		(3,568)	(116,358)
Net (loss) income	(1,580,198)	(1,291,229)	800,563
Other comprehensive (loss) income
Foreign currency translation adjustment	(9,847)	861	1,060
Total comprehensive (loss) income	$ (1,590,045)	$ (1,290,368)	$ 801,623
(Loss) Earning per share - basic	$ (0.10)	$ (0.09)	$ 0.05
(Loss) Earning per share - diluted	$ (0.10)	$ (0.09)	$ 0.05
Basic weighted average shares outstanding	15,425,389	15,000,000	15,000,000
Diluted weighted average shares outstanding	15,425,389	15,000,000	15,000,000
Nonrelated Party [Member]
Cost of revenues	$ (2,283,233)	$ (2,132,251)	$ (2,039,004)
Related Party [Member]
Cost of revenues		$ (45,192)	$ (18,248)